DERIVATIVE LIABILITY	9 Months Ended
Sep. 30, 2023
Derivative Liability
DERIVATIVE LIABILITY

NOTE 17 – DERIVATIVE LIABILITY

The derivative liability is derived from the debt conversion option features in Note 14. They were valued using Monte Carlo simulation model using assumptions detailed below. As of September 30, 2023, the derivative liability was $1,581,579. The Company recorded $470,735 gain from changes in derivative liability during the nine months ended September 30, 2023. In addition, the Company recorded $1,088,477 as excess of derivative expense at initial valuation due to the total debt discount cannot excess the face amount of the convertible note balance. The Monte Carlo simulation model with following assumptions:

Volatility	124%
Risk-free rate	5.182% - 5.230%
Stock price	$0.12
Dividend Yield	-
Expected life	1.53 – 1.65 years

Fair value of the derivative is summarized as below:

Derivative Liability
Balance at January 1, 2023	$-
Additions	2,052,314
Change in fair value	(470,735)
Ending Balance, September 30, 2023	$1,581,579